Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options outstanding, Number of options	2,500
Compensation expense recognized in income statement	$ 13	$ 70	$ 139
Phantom Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 28,254	$ 32,065	$ 25,893
Options allocated for Plan	2,335,010
Available for grant, basic price	$ 56.87
Percentage limited increase of benefit to be paid in the share price	100.00%